August 4, 1998


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: Nottingham Investment Trust II (the "Trust"); (File Nos. 33-37458 and 811-6199) on behalf of the WST Growth & Income Fund, the Capital Value Fund, the Investek Fixed Income Trust, the ZSA Asset Allocation Fund, the Brown Capital Management Equity Fund, the Brown Capital Management Balanced Fund, and the Brown Capital Management Small Company Fund

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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for each of the Funds do not differ from those contained in Post-Effective Amendment No. 34 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on July 31, 1998.


Yours truly,


/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Nottingham Investment Trust II